Deferred revenue (Details 1) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Deferred Revenue
Current portion of deferred revenue	$ 1,549	$ 1,864
Deferred revenue	178	621
Balance at end of year	$ 1,727	$ 2,485